Interest expense	12 Months Ended
Dec. 31, 2016
Interest Expense [Abstract]
Interest expense
Interest expense

Year ended December 31,	2016	2015
Interest on capital lease obligations	$2,836	$3,044
Amortization of deferred financing costs (note 10(c) and 13(a))	572	1,961
Interest on Credit Facility	1,593	1,031
Interest on Series 1 Debentures	977	3,986
Interest on long term debt	$5,978	$10,022
Other interest income	(194)	(142)
	$5,784	$9,880